Shareholders' Equity - Summary of Dividends and Interest on Net Equity (Parenthetical) (Detail) R$ in Thousands	7 Months Ended
Aug. 07, 2023 BRL (R$)
Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Dividend based on profit to date	R$ 26,469